PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of
	December 31,	June 30,
	2022	2023
Cost:
Buildings	843	843
Leasehold improvements	10,952	10,998
Furniture, fixtures and equipment	2,520	2,608
Motor vehicles	3	3
	14,318	14,452
Less: Accumulated depreciation	7,727	8,279
	6,591	6,173
Construction in progress	193	230
Property and equipment, net	6,784	6,403

Depreciation expense was RMB660 and RMB653 for the six months ended June 30, 2022 and 2023, respectively.